Document And Entity Information	Nov. 09, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 09, 2022
Entity Registrant Name	THIRD HARMONIC BIO, INC.
Entity Central Index Key	0001923840
Entity Emerging Growth Company	true
Securities Act File Number	001-41498
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	83-4553503
Entity Address, Address Line One	300 Technology Square, 8th Floor
Entity Address, City or Town	Cambridge
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02139
City Area Code	617
Local Phone Number	915-6680
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	THRD
Security Exchange Name	NASDAQ